Summary of Significant Accounting Policies - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Expenses from transactions with related party management fees	¥ 408	¥ 1,460	¥ 6,487
Impairment losses on goodwill	0	0	0
Impairment of long lived assets	0	0	0
Selling and marketing expenses	7,625	4,834	5,470
Cash and Cash equivalents	¥ 148,756	¥ 153,418
Maximum [Member]
Business Acquisition [Line Items]
Percentage of contribution defined contribution plan	37.00%	37.00%
Minimum [Member]
Business Acquisition [Line Items]
Percentage of contribution defined contribution plan	31.00%	31.00%
Capital Lease Obligations [Member] | Minimum [Member]
Business Acquisition [Line Items]
Lease term as a percentage of properties remaining estimated economic useful lives	75.00%
Present value of lease payments as a percentage of fair value of leased property	90.00%
Variable Interest Entity, Primary Beneficiary [Member]
Business Acquisition [Line Items]
Cash and Cash equivalents	¥ 138,375	¥ 130,785
Management Fees [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Business Acquisition [Line Items]
Expenses from transactions with related party management fees	¥ 75,802	¥ 47,056	¥ 32,515